Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 03, 2018	Dec. 31, 2017	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Tax Disclosure [Abstract]
Statutory federal income tax rates	21.00%	35.00%			21.00%		33.70%	35.00%	35.00%
State income taxes, net of federal tax benefit							7.50%	4.50%	3.90%
Effect of federal rate change							(136.20%)
Work opportunity and solar tax credit							(17.90%)	(1.60%)	(2.10%)
Charitable contributions							(1.00%)	(0.30%)	(1.40%)
Prior year adjustments							(3.20%)		0.60%
Stock options							(4.80%)
Other							1.20%	0.90%	(3.20%)
Effective income tax rate			4.80%	40.20%	(13.60%)	29.00%	(120.70%)	38.50%	32.80%